Summary of Significant Accounting Policies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 item
Basis of presentation and consolidation, information pertaining to Company or its subsidiaries
Number of entities in which the Company has variable interest but is not the primary beneficiary	0
Convenience translation
Rate for translation of balances of financial statements from RMB to US$	6.2301
Accounts receivable and allowance for doubtful accounts
Allowance for doubtful accounts	110
Computer and software
Investments in real estate
Estimated useful lives	3 years
Furniture, fixtures and other equipment
Investments in real estate
Estimated useful lives	3 years
Motor vehicles
Investments in real estate
Estimated useful lives	4 years